UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Latin America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Latin America Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 68.0%
AES Tiete SA	163,000	$2,058,957
AES Tiete SA, Preference Shares	89,000	1,273,975
Autometal SA	574,000	4,569,792
Banco Bradesco SA - ADR	1,703,000	30,449,640
Banco do Brasil SA	1,075,419	16,735,716
BM&FBOVESPA SA	3,026,000	19,033,734
Bradespar SA, Preference Shares	414,000	8,333,551
BR Malls Participacoes SA	797,000	8,698,941
BR Properties SA	501,000	5,462,483
CETIP SA - Mercados Organizado	258,000	3,979,567
Cia de Bebidas das Americas, Preference Shares - ADR	748,000	27,219,720
Cia de Concessoes Rodoviarias	2,818,000	19,612,454
Cia Energetica de Minas Gerais - ADR (a)	516,000	10,443,840
Cia Energetica de Minas Gerais, Preference Shares	46,300	937,289
Cia Paranaense de Energia - ADR	170,000	3,891,300
Cielo SA	268,000	7,983,860
Cyrela Brazil Realty SA	60,000	555,632
Diagnosticos da America SA	321,000	3,086,538
EDP - Energias do Brasil SA	118,000	2,748,741
Even Construtora e Incorporadora SA	475,000	1,957,418
Hypermarcas SA	375,000	2,279,361
Iochpe-Maxion SA	470,000	7,935,554
Itau Unibanco Holdings SA - ADR	3,470,000	69,261,200
Itausa - Investimentos Itau SA, Preference Shares	1,443,954	9,454,461
Localiza Rent a Car SA	554,000	9,096,989
Lojas Renner SA	50,000	1,688,416
LPS Brasil Consultoria de Imoveis SA	274,000	5,043,407
Magazine Luiza SA (b)	558,000	3,200,069
Marcopolo SA, Preference Shares	595,000	2,697,115
Metalfrio Solutions SA	128,000	418,315
Multiplus SA	324,964	5,713,653
Natura Cosmeticos SA	447,000	9,573,455
OGX Petroleo e Gas Participacoes SA (b)	1,930,600	18,287,220
PDG Realty SA Empreendimentos e Participacoes	3,202,000	12,975,137
Petroleo Brasileiro SA - ADR	2,067,000	57,731,310
Profarma Distribuidora de Produtos Farmaceuticos SA	320,000	2,179,487
QGEP Participacoes SA	712,000	5,802,930
Redecard SA	426,000	7,680,288
Rossi Residencial SA	551,000	2,977,015
T4F Entretenimento SA (b)	490,000	3,519,631
Totvs SA	347,000	5,966,049
Tractebel Energia SA	126,520	2,197,011
Ultrapar Participacoes SA	216,000	4,370,192
Vale SA, Preference ‘A’ Shares - ADR	3,450,000	83,524,500
		512,605,913

Common Stocks	Shares	Value
Chile — 3.6%
Banco Santander Chile SA - ADR	173,100	$14,107,650
E.CL SA	1,849,000	5,335,245
Empresa Nacional de Electricidad SA - ADR	93,000	4,360,770
Empresa Nacional de Telecomunicaciones SA	189,000	3,460,130
		27,263,795
Colombia — 1.7%
Pacific Rubiales Energy Corp.	507,000	12,757,166
Mexico — 17.8%
America Movil SA de CV - ADR	2,276,000	52,825,960
Compartamos SAB de CV	2,299,000	2,688,084
Fomento Economico Mexicano SA de CV - ADR	362,000	25,528,240
Genomma Lab Internacional SA de CV (b)	2,727,000	5,983,704
Grupo Financiero Banorte SA de CV ‘O’	1,411,000	5,629,234
Grupo Mexico SA de CV	2,342,051	7,455,190
Grupo Televisa SA - ADR	805,000	15,874,600
Wal-Mart de Mexico SA de CV	5,785,000	17,864,391
		133,849,403
Panama — 1.0%
Copa Holdings SA, Class A	113,000	7,699,820
Peru — 2.2%
Cia de Minas Buenaventura SA - ADR	211,000	9,051,900
Credicorp Ltd.	66,000	7,501,560
		16,553,460
United States — 0.4%
NII Holdings, Inc. (b)	139,000	2,795,290
Total Common Stocks – 94.7%		713,524,847

Corporate Bonds	Par (000)
Brazil — 0.4%
Hypermarcas SA:
3.00%, 10/15/15	BRL	1,648	1,030,319
11.30%, 10/15/18		1,648	941,817
Lupatech SA, 6.50%, 4/15/18 (c)		2,128	1,269,178
			3,241,314
Total Corporate Bonds – 0.4%			3,241,314

BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.
(Percentages shown are based on Net Assets)

Participation Notes	Shares		Value
Brazil — 3.5%
Morgan Stanley BV:
(AES Tiete SA), due 12/20/12	USD	55	$803,105
(Cyrela Brazil Realty SA Empreendimentos e Participacoes), due 6/21/11		400	3,818,400
(Hypermarcas SA), due 6/21/11		90	576,354
(Lojas Renner SA), due 11/24/10		400	14,155,200
(Lojas Renner SA), due 7/22/13		33	1,154,799
(Lojas Renner SA), due 2/25/14		80	1,776,585
(Natura Cosmetico SA), 10/29/11		27	588,470
(Natura Cosmetico SA), due 7/22/13		95	2,098,502
(Rossi residential SA), due 6/17/11		235	1,323,708
			26,295,123
Total Participation Notes – 3.5%			26,295,123

Warrants (d)
Brazil — 0.0%
Hypermarcas SA (Expires 10/15/15)		1,644	─
Total Warrants – 0.0%			─

Total Long-Term Investments (Cost – $514,213,309) – 98.6%			743,061,284

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.12% (e)(f)		12,430,518	12,430,518

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (e)(f)(g)	USD	3,364	3,364,050
Total Short-Term Securities (Cost – $15,794,568) – 2.1%			15,794,568

Value

Total Investments (Cost - $530,007,877*) – 100.7%	$758,855,852
Liabilities in Excess of Other Assets – (0.7)%	(5,557,009)
Net Assets – 100.0%	$753,298,843

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$569,397,093
Gross unrealized appreciation	$213,912,887
Gross unrealized depreciation	(24,454,128)
Net unrealized appreciation	$189,458,759

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Convertible security.

(d)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Net Activity	Shares/ Beneficial Interest Held at January 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	7,334,598	5,095,920	12,430,518	$1,201
BlackRock Liquidity Series, LLC Money Market Series	$2,210,000	$1,154,050	$3,364,050	$1,188

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
MXN	Mexican New Peso
USD	US Dollar

BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	25,913,078	USD	53,307	Brown Brothers Harriman	2/01/12	$(595)
USD	847,064	BRL	1,479,143	Brown Brothers Harriman	2/01/12	485
BRL	1,447,860	USD	830,338	Brown Brothers Harriman	2/02/12	(1,663)
BRL	3,626,969	USD	2,076,350	Brown Brothers Harriman	2/02/12	(476)
CAD	124,000	USD	124,384	Royal Bank of Scotland	2/02/12	(718)
MXN	5,344,000	USD	412,238	CitiBank NA	2/02/12	(2,237)
USD	237,774	BRL	416,960	Brown Brothers Harriman	2/02/12	(871)
Total						$(6,075)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments Long Term Investments:
Common Stocks
Brazil	$512,605,913	—	—	$512,605,913
Chile	27,263,795	—	—	27,263,795
Colombia	12,757,166	—	—	12,757,166
Mexico	133,849,403	—	—	133,849,403
Panama	7,699,820	—	—	7,699,820
Peru	16,553,460	—	—	16,553,460
United States	2,795,290	—	—	2,795,290
Corporate Bonds:	—	—	$3,241,314	3,241,314
Participation Notes:	—	—	26,295,123	26,295,123
Short-Term Securities	12,430,518	$3,364,050	—	15,794,568
Total	$725,955,365	$3,364,050	$29,536,437	$758,855,852

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign Currency Exchange Contracts	—	$485	—	$485
Liabilities:
Foreign Currency Exchange Contracts	—	$(6,560)	—	$(6,560)
Total	—	$(6,075)	—	$(6,075)

1 Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2012	3

Schedule of Investments (concluded)	BlackRock Latin America Fund, Inc.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Participation Notes	Total
Assets:
Balance, as of October 31, 2011	$3,256,797	—	$3,256,797
Accrued discounts/premium	(1,148)	—	(1,148)
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[1]	(14,335)	$1,572,974	1,558,639
Purchases	—	—	—
Sales	—	—	—
Transfers in2	—	24,722,149	24,722,149
Transfers out[2]	—	—	—
Balance, as of January 31, 2012	$3,241,314	$26,295,123	$29,536,437

1	The change in unrealized appreciation/depreciation on investments still held at January 31, 2012 was $1,664,107.

2	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2012	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date: March 23, 2012